Operating expenses - Restructuring (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Staff costs	£ 753	£ 642	£ 830
Premises, equipment, depreciation and amortisation	471	164	746
Other administrative expenses	341	1,300	1,355
Total restructuring and divestment costs	£ 1,565	£ 2,106	£ 2,931